Financial risk management and derivative financial instruments - Summary of Interest and Foreign Exchange Risk Sensitivities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impact on (loss) profit before tax [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ 5.9	$ 4.0	$ 4.1
Impact on (loss) profit before tax [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	0.3	(2.6)	(2.4)
Impact on (loss) profit before tax [member] | Interest rate risk [member] | US dollar interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	2.2	(1.6)	(0.9)
Impact on (loss) profit before tax [member] | Interest rate risk [member] | Sterling interest rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	12.9	0.6	5.5
Impact on net liabilities [member] | Currency risk [member] | Sterling US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	30.2	39.9	25.9
Impact on net liabilities [member] | Currency risk [member] | Euro US dollar exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	50.6	24.1	23.8
Impact on net liabilities [member] | Currency risk [member] | Sterling: Euro exchange rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 5 cent fall in exchange rate	$ 68.2	$ 33.0	$ 31.9